EQUITY FUNDS | HSBC Opportunity Fund
HSBC Opportunity Fund

HSBC FUNDS
HSBC Opportunity Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 10 of the Prospectus relating to Class C Shares of the HSBC Opportunity Fund is deleted and replaced with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
EQUITY FUNDS HSBC Opportunity Fund Class C Shares	343	822	1,428	2,642

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
EQUITY FUNDS HSBC Opportunity Fund Class C Shares	243	822	1,428	2,642

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE